UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—135.26%
Aerospace/defense — 1.42%
BE Aerospace, Inc.
6.875%, due 10/01/20	425,000	466,438
Bombardier, Inc.
7.750%, due 03/15/20[2]	600,000	670,500
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	425,000	472,812
TransDigm, Inc.
7.750%, due 12/15/18	400,000	428,500
		2,038,250
Airlines — 0.33%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18	450,000	476,438
Apparel/textiles — 0.52%
The William Carter Co.
5.250%, due 08/15/21[2]	725,000	743,125
Auto loans — 0.71%
General Motors Financial Co., Inc.
4.750%, due 08/15/17	400,000	432,600
6.750%, due 06/01/18	500,000	582,500
		1,015,100
Auto parts & equipment — 2.93%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22	800,000	870,000
Lear Corp.
4.750%, due 01/15/23[2]	550,000	533,500
LKQ Corp.
4.750%, due 05/15/23[2]	425,000	404,813
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,3]	1,050,000	1,118,250
Tenneco, Inc.
7.750%, due 08/15/18	300,000	318,375
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	475,000	518,937
8.250%, due 08/15/20	400,000	447,000
		4,210,875
Automakers — 0.96%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[2]	200,000	220,000
8.000%, due 06/15/19	540,000	594,000
8.250%, due 06/15/21	500,000	566,250
		1,380,250

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Banking — 4.90%
Barclays Bank PLC
7.625%, due 11/21/22	1,275,000	1,408,875
Credit Agricole SA
7.875%, due 01/23/24[2,4,5]	925,000	993,219
Credit Suisse Group AG
7.500%, due 12/11/23[2,4,5]	1,500,000	1,648,200
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,4,5]	650,000	637,812
RBS Capital Trust II
6.425%, due 01/03/34[4,5]	275,000	265,031
Royal Bank of Scotland Group PLC
5.000%, due 10/01/14	400,000	407,358
6.125%, due 12/15/22	750,000	787,002
Societe Generale SA
7.875%, due 12/18/23[2,4,5]	850,000	905,250
		7,052,747
Brokerage — 0.51%
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2]	700,000	740,250
Building & construction — 2.00%
D.R. Horton, Inc.
4.375%, due 09/15/22	650,000	632,125
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	575,000	629,625
KB Home
7.250%, due 06/15/18	375,000	422,813
Modular Space Corp.
10.250%, due 01/31/19[2]	225,000	235,125
Standard Pacific Corp.
8.375%, due 01/15/21	425,000	506,812
10.750%, due 09/15/16	375,000	455,625
		2,882,125
Building materials — 4.68%
ABC Supply Co., Inc.
5.625%, due 04/15/21[2]	525,000	539,437
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	550,000	588,500
Building Materials Corp. of America
6.750%, due 05/01/21[2]	725,000	786,625
Cemex SAB de CV
5.875%, due 03/25/19[2]	675,000	693,900
7.250%, due 01/15/21[2]	200,000	214,000

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Building materials— (concluded)
Masco Corp.
7.125%, due 03/15/20	800,000	926,000
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, due 01/31/20[2]	400,000	447,000
USG Corp.
5.875%, due 11/01/21[2]	925,000	985,125
Vulcan Materials Co.
7.500%, due 06/15/21	900,000	1,050,750
WESCO Distribution, Inc.
5.375%, due 12/15/21[2]	500,000	508,750
		6,740,087
Chemicals — 4.49%
Axiall Corp.
4.875%, due 05/15/23[2]	375,000	370,312
Celanese US Holdings LLC
4.625%, due 11/15/22	225,000	223,875
5.875%, due 06/15/21	325,000	350,188
6.625%, due 10/15/18	280,000	296,800
Hexion US Finance Corp./Hexion Nova Scotia
Finance ULC
8.875%, due 02/01/18	825,000	860,062
Ineos Group Holdings PLC
6.125%, due 08/15/18[2]	925,000	957,375
Montell Finance Co. BV
8.100%, due 03/15/27[2]	275,000	354,658
Nova Chemicals Corp.
5.250%, due 08/01/23[2]	425,000	452,625
8.625%, due 11/01/19	1,335,000	1,453,481
PetroLogistics LP/PetroLogistics Finance Corp.
6.250%, due 04/01/20	500,000	507,500
SPCM SA
6.000%, due 01/15/22[2]	600,000	636,000
		6,462,876
Computer hardware — 0.43%
NCR Corp.
5.875%, due 12/15/21[2]	450,000	481,500
6.375%, due 12/15/23[2]	125,000	133,750
		615,250
Consumer products — 1.24%
Century Intermediate Holding Co. 2
9.750%, due 02/15/19[2,3]	450,000	473,625
Revlon Consumer Products Corp.
5.750%, due 02/15/21[6]	825,000	825,000

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Consumer products— (concluded)
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20	300,000	327,000
6.625%, due 11/15/22	150,000	163,500
		1,789,125
Consumer/commercial/lease financing — 6.16%
Ally Financial, Inc.
8.000%, due 03/15/20	1,300,000	1,608,750
8.000%, due 11/01/31	325,000	409,500
CIT Group, Inc.
5.000%, due 08/15/22	325,000	341,250
5.500%, due 02/15/19[2]	640,000	696,000
ILFC E-Capital Trust I
5.460%, due 12/21/65[2,5]	285,000	265,050
International Lease Finance Corp.
5.875%, due 04/01/19	300,000	331,500
5.875%, due 08/15/22	500,000	535,000
7.125%, due 09/01/18[2]	1,900,000	2,208,750
SLM Corp. MTN
5.500%, due 01/15/19	425,000	449,438
8.000%, due 03/25/20	700,000	808,500
8.450%, due 06/15/18	400,000	473,500
Springleaf Finance Corp.
6.900%, due 12/15/17	670,000	734,487
		8,861,725
Diversified capital goods — 0.42%
Coleman Cable, Inc.
9.000%, due 02/15/18	220,000	230,450
SPX Corp.
6.875%, due 09/01/17	325,000	369,688
		600,138
Electric-generation — 1.13%
Calpine Corp.
6.000%, due 01/15/22[2]	450,000	477,000
7.875%, due 07/31/20[2]	729,000	814,658
NRG Energy, Inc.
6.250%, due 07/15/22[2]	325,000	338,000
		1,629,658
Electric-integrated — 1.63%
AES Corp.
8.000%, due 06/01/20	790,000	928,250
Enel SpA
8.750%, due 09/24/73[2,5]	425,000	473,875

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Electric-integrated— (concluded)
FirstEnergy Corp.
7.375%, due 11/15/31	825,000	949,846
		2,351,971
Electronics — 1.71%
Advanced Micro Devices, Inc.
6.750%, due 03/01/19[2]	450,000	452,250
Flextronics International Ltd.
5.000%, due 02/15/23	550,000	556,187
Freescale Semiconductor, Inc.
8.050%, due 02/01/20	200,000	219,500
10.750%, due 08/01/20	425,000	494,063
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	700,000	745,500
		2,467,500
Energy-exploration & production — 14.41%
Alta Mesa Holdings/Alta Mesa Finance Services
Corp.
9.625%, due 10/15/18	1,000,000	1,075,000
Antero Resources Finance Corp.
5.375%, due 11/01/21[2]	500,000	511,250
6.000%, due 12/01/20	800,000	854,000
Berry Petroleum Co.
6.750%, due 11/01/20	315,000	333,113
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	950,000	1,035,500
Chesapeake Energy Corp.
6.625%, due 08/15/20	325,000	371,313
9.500%, due 02/15/15	220,000	236,775
Chesapeake Oilfield Operating LLC/Chesapeake
Oilfield Finance, Inc.
6.625%, due 11/15/19	740,000	784,400
Continental Resources, Inc.
4.500%, due 04/15/23	450,000	465,966
5.000%, due 09/15/22	750,000	785,625
Denbury Resources, Inc.
8.250%, due 02/15/20	574,000	627,812
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20	750,000	868,125
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22	250,000	281,875
Forest Oil Corp.
7.250%, due 06/15/19	454,000	390,440
Halcon Resources Corp.
9.750%, due 07/15/20	550,000	578,875
9.750%, due 07/15/20[2]	225,000	236,531
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	650,000	708,500
8.000%, due 02/15/20[2]	300,000	324,000

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Energy-exploration & production— (concluded)
Kodiak Oil & Gas Corp.
5.500%, due 02/01/22	450,000	462,375
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, due 12/01/21[2]	275,000	272,250
Lightstream Resources Ltd.
8.625%, due 02/01/20[2]	655,000	669,737
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	125,000	130,313
8.625%, due 04/15/20	915,000	997,350
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, due 05/01/21	500,000	527,500
7.625%, due 05/01/21[2]	350,000	369,250
Memorial Resource Development LLC/Memorial
Resource Finance Corp.
10.000%, due 12/15/18[2,3]	575,000	585,062
Midstates Petroleum Co., Inc./Midstates Petroleum
Co. LLC
10.750%, due 10/01/20	1,800,000	1,975,500
Oasis Petroleum, Inc.
6.500%, due 11/01/21	400,000	432,000
6.875%, due 03/15/22[2]	775,000	840,875
Plains Exploration & Production Co.
6.125%, due 06/15/19	925,000	1,018,656
Quicksilver Resources, Inc.
7.125%, due 04/01/16	300,000	288,000
9.125%, due 08/15/19	250,000	254,375
Samson Investment Co.
10.750%, due 02/15/20[2,6]	450,000	500,063
SandRidge Energy, Inc.
7.500%, due 02/15/23	285,000	300,675
8.750%, due 01/15/20	300,000	324,750
Ultra Petroleum Corp.
5.750%, due 12/15/18[2]	300,000	314,250
		20,732,081
Environmental — 0.30%
Clean Harbors, Inc.
5.250%, due 08/01/20	425,000	437,750
Food & drug retailers — 0.65%
Rite Aid Corp.
9.250%, due 03/15/20	350,000	402,500
Roundy's Supermarkets, Inc.
10.250%, due 12/15/20[2]	500,000	532,500
		935,000
Food-wholesale — 1.73%
Agrokor D.D.
8.875%, due 02/01/20[2]	875,000	947,187

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Food-wholesale— (concluded)
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	450,000	464,063
FAGE Dairy Industry SA/FAGE USA Dairy
Industry, Inc.
9.875%, due 02/01/20[2]	400,000	425,000
Michael Foods, Inc.
9.750%, due 07/15/18	600,000	645,750
		2,482,000
Forestry/paper — 2.48%
Boise Cascade Co.
6.375%, due 11/01/20	1,000,000	1,067,500
Clearwater Paper Corp.
4.500%, due 02/01/23	75,000	70,875
7.125%, due 11/01/18	195,000	207,675
Domtar Corp.
10.750%, due 06/01/17	225,000	281,624
Georgia-Pacific LLC
8.875%, due 05/15/31	825,000	1,198,521
Mercer International, Inc.
9.500%, due 12/01/17	300,000	327,000
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[2]	400,000	421,000
		3,574,195
Gaming — 3.66%
Caesars Entertainment Operating Co., Inc.
11.250%, due 06/01/17	645,000	658,706
Caesars Entertainment Resort Properties LLC
8.000%, due 10/01/20[2]	275,000	292,531
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20[2]	475,000	491,625
MGM Resorts International
6.750%, due 10/01/20	400,000	442,000
8.625%, due 02/01/19	800,000	956,000
10.000%, due 11/01/16	1,045,000	1,254,000
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	600,000	657,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.375%, due 06/01/21[2]	525,000	521,063
		5,272,925
Gas distribution — 6.70%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	185,000	201,650
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21	425,000	405,875
5.875%, due 08/01/23	625,000	614,063

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Gas distribution— (concluded)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, due 03/01/22[2]	825,000	862,125
El Paso Corp. MTN
7.750%, due 01/15/32	785,000	837,204
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, due 10/01/20[2]	975,000	1,053,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20	200,000	217,500
Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC
8.875%, due 03/15/18	475,000	496,375
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.500%, due 05/15/21	225,000	239,625
8.375%, due 06/01/20	512,000	572,160
Regency Energy Partners LP/Regency Energy Finance Corp.
6.500%, due 07/15/21	775,000	837,000
Sabine Pass Liquefaction LLC
5.875%, due 02/01/21[2,6]	2,025,000	2,075,625
6.250%, due 03/15/22[2]	300,000	310,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.500%, due 10/01/18	422,000	449,430
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20[2]	450,000	470,250
		9,642,382
Health facilities — 4.57%
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	200,000	211,750
5.125%, due 08/01/21[2]	250,000	258,750
6.875%, due 02/01/22[2]	475,000	505,281
7.125%, due 07/15/20	700,000	764,750
HCA Holdings, Inc.
7.750%, due 05/15/21	350,000	387,844
HCA, Inc.
5.875%, due 03/15/22	150,000	163,875
6.500%, due 02/15/20	300,000	338,625
7.250%, due 09/15/20	500,000	543,750
7.500%, due 02/15/22	620,000	719,200
7.875%, due 02/15/20	300,000	321,000
8.500%, due 04/15/19	500,000	525,000
Tenet Healthcare Corp.
4.375%, due 10/01/21	475,000	469,062
6.000%, due 10/01/20[2]	675,000	725,625
8.000%, due 08/01/20	150,000	164,625
8.125%, due 04/01/22	225,000	252,000

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Health facilities— (concluded)
United Surgical Partners International, Inc.
9.000%, due 04/01/20	200,000	225,460
		6,576,597
Health services — 1.53%
ExamWorks Group, Inc.
9.000%, due 07/15/19	1,050,000	1,155,000
Healthcare Technology Intermediate, Inc.
7.375%, due 09/01/18[2,3]	600,000	621,000
IMS Health, Inc.
6.000%, due 11/01/20[2]	400,000	428,000
		2,204,000
Hotels — 0.25%
Felcor Lodging LP
6.750%, due 06/01/19	335,000	360,125
Household & leisure products — 0.10%
Brunswick Corp.
4.625%, due 05/15/21[2]	150,000	145,875
Investments & miscellaneous financial services — 0.71%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22[2]	375,000	382,500
6.000%, due 08/01/20[2]	600,000	633,000
		1,015,500
Leisure — 1.46%
Diamond Resorts Corp.
12.000%, due 08/15/18	1,137,000	1,250,700
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	650,000	671,125
Speedway Motorsports, Inc.
6.750%, due 02/01/19	175,000	185,500
		2,107,325
Machinery — 0.99%
Case New Holland, Inc.
7.875%, due 12/01/17	765,000	896,006
The Manitowoc Co., Inc.
8.500%, due 11/01/20	465,000	527,194
		1,423,200
Managed care — 0.63%
MPH Intermediate Holding Co. 2
8.375%, due 08/01/18[2,3]	425,000	443,062

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Managed care— (concluded)
Multiplan, Inc.
9.875%, due 09/01/18[2]	425,000	464,844
		907,906
Media-broadcast — 1.64%
Clear Channel Communications, Inc.
9.000%, due 12/15/19	500,000	525,000
14.000%, due 02/01/21[3]	566,575	562,326
Sinclair Television Group, Inc.
8.375%, due 10/15/18	350,000	376,687
Sirius XM Holdings, Inc.
4.250%, due 05/15/20[2]	175,000	171,063
4.625%, due 05/15/23[2]	300,000	282,000
5.750%, due 08/01/21[2]	275,000	286,000
5.875%, due 10/01/20[2]	150,000	157,875
		2,360,951
Media-cable — 6.99%
Cablevision Systems Corp.
8.625%, due 09/15/17	140,000	166,950
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	700,000	748,125
6.625%, due 01/31/22	600,000	646,500
8.125%, due 04/30/20	950,000	1,040,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	400,000	399,000
Cogeco Cable, Inc.
4.875%, due 05/01/20[2]	350,000	350,000
CSC Holdings LLC
8.625%, due 02/15/19	375,000	450,000
DISH DBS Corp.
7.875%, due 09/01/19	1,425,000	1,674,375
Nara Cable Funding Ltd.
8.875%, due 12/01/18[2]	1,075,000	1,169,062
Ono Finance II PLC
10.875%, due 07/15/19[2]	525,000	580,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[2]	750,000	776,250
Virgin Media Finance PLC
5.250%, due 02/15/22	475,000	439,375
8.375%, due 10/15/19	334,000	359,885
VTR Finance BV
6.875%, due 01/15/24[2]	200,000	204,792

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Media-cable— (concluded)
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	925,000	1,059,125
		10,063,814
Media-services — 0.47%
Lamar Media Corp.
5.375%, due 01/15/24[2]	100,000	103,250
Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18	225,000	241,031
WMG Acquisition Corp.
6.000%, due 01/15/21[2]	315,000	329,175
		673,456
Medical products — 1.03%
Biomet, Inc.
6.500%, due 08/01/20	700,000	755,125
Grifols, Inc.
8.250%, due 02/01/18	580,000	620,600
Hologic, Inc.
6.250%, due 08/01/20	100,000	106,250
		1,481,975
Metals/mining excluding steel — 2.08%
Arch Coal, Inc.
7.250%, due 06/15/21	275,000	221,375
9.875%, due 06/15/19	475,000	429,875
FMG Resources (August 2006)
8.250%, due 11/01/19[2]	450,000	496,125
Hecla Mining Co.
6.875%, due 05/01/21	1,025,000	1,012,187
Murray Energy Corp.
8.625%, due 06/15/21[2]	425,000	450,500
Westmoreland Escrow Corp.
10.750%, due 02/01/18[2]	350,000	381,938
		2,992,000
Multi-line insurance — 0.54%
AXA SA
6.379%, due 12/14/36[2,4,5]	750,000	778,125
Oil field equipment & services — 3.03%
Expro Finance Luxembourg
8.500%, due 12/15/16[2]	452,000	472,905
Key Energy Services, Inc.
6.750%, due 03/01/21	850,000	890,375
Offshore Group Investment Ltd.
7.500%, due 11/01/19	700,000	754,250

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Oil field equipment & services— (concluded)
Pacific Drilling SA
5.375%, due 06/01/20[2]	1,775,000	1,797,188
SESI LLC
7.125%, due 12/15/21	400,000	444,000
		4,358,718
Oil refining & marketing — 0.33%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, due 01/15/22	450,000	478,125
Packaging — 4.24%
Ardagh Packaging Finance PLC
7.375%, due 10/15/17[2]	505,000	540,350
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19[2]	250,000	259,375
Crown Americas LLC/Crown Americas Capital
Corp. IV
4.500%, due 01/15/23	475,000	466,687
Graphic Packaging International, Inc.
4.750%, due 04/15/21	350,000	351,750
Mustang Merger Corp.
8.500%, due 08/15/21[2]	900,000	993,375
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20	500,000	522,500
7.875%, due 08/15/19	825,000	911,625
8.250%, due 02/15/21[6]	900,000	983,250
9.875%, due 08/15/19	150,000	169,125
Sealed Air Corp.
5.250%, due 04/01/23[2]	225,000	228,375
8.375%, due 09/15/21[2]	585,000	674,944
		6,101,356
Personal & casualty — 0.71%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,5]	520,000	787,800
XL Group PLC, Series E
6.500%, due 04/15/17[4,5]	240,000	236,700
		1,024,500
Pharmaceuticals — 3.32%
Capsugel SA
7.000%, due 05/15/19[2,3]	450,000	466,875
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	650,000	723,125
Endo Health Solutions, Inc.
7.000%, due 12/15/20	500,000	542,500
7.250%, due 01/15/22	350,000	382,812

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Pharmaceuticals— (concluded)
Forest Laboratories, Inc.
5.000%, due 12/15/21[2]	450,000	481,500
Par Pharmaceutical Cos., Inc.
7.375%, due 10/15/20	175,000	189,438
Pinnacle Merger Sub, Inc.
9.500%, due 10/01/23[2]	500,000	540,000
Valeant Pharmaceuticals International, Inc.
5.625%, due 12/01/21[2]	200,000	212,250
6.375%, due 10/15/20[2]	175,000	191,187
7.000%, due 10/01/20[2]	955,000	1,042,144
		4,771,831
Printing & publishing — 1.50%
Gannett Co., Inc.
5.125%, due 07/15/20[2]	175,000	180,250
6.375%, due 10/15/23[2]	275,000	290,125
9.375%, due 11/15/17	300,000	315,000
RR Donnelley & Sons Co.
7.875%, due 03/15/21	300,000	342,000
The McClatchy Co.
9.000%, due 12/15/22	900,000	1,029,375
		2,156,750
Real estate development & management — 0.61%
CBRE Services, Inc.
5.000%, due 03/15/23	450,000	450,000
Realogy Corp.
7.875%, due 02/15/19[2]	400,000	434,000
		884,000
Software/services — 4.97%
Activision Blizzard, Inc.
5.625%, due 09/15/21[2]	225,000	241,875
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	550,000	578,188
Ceridian Corp.
11.250%, due 11/15/15[6]	630,000	633,938
Epicor Software Corp.
8.625%, due 05/01/19	625,000	682,812
First Data Corp.
10.625%, due 06/15/21[2]	775,000	871,875
12.625%, due 01/15/21	1,550,000	1,852,250
Infor US, Inc.
9.375%, due 04/01/19	500,000	565,000
11.500%, due 07/15/18	400,000	465,000
MedAssets, Inc.
8.000%, due 11/15/18	725,000	780,281

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Software/services— (concluded)
SunGard Data Systems, Inc.
7.375%, due 11/15/18	450,000	479,250
		7,150,469
Specialty retail — 4.18%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	825,000	917,812
Burlington Holdings LLC/Burlington Holding
Finance, Inc.
9.000%, due 02/15/18[2,3]	128,000	131,200
Claire's Stores, Inc.
7.750%, due 06/01/20[2]	475,000	397,813
8.875%, due 03/15/19	500,000	486,875
9.000%, due 03/15/19[2]	425,000	447,313
CST Brands, Inc.
5.000%, due 05/01/23	100,000	97,250
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[2,3]	425,000	439,875
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	250,000	253,125
Party City Holdings, Inc.
8.875%, due 08/01/20	825,000	919,875
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, due 08/15/19[2,3]	200,000	206,500
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	550,000	591,250
Petco Holdings, Inc.
8.500%, due 10/15/17[2,3]	625,000	638,281
rue21, Inc.
9.000%, due 10/15/21[2]	675,000	492,750
		6,019,919
Steel producers/products — 2.24%
ArcelorMittal
4.250%, due 08/05/15[6]	300,000	309,375
6.750%, due 02/25/22[6]	550,000	610,500
7.250%, due 03/01/41[6]	425,000	432,438
7.500%, due 10/15/39[6]	500,000	521,250
Commercial Metals Co.
4.875%, due 05/15/23	400,000	385,000
Severstal Columbus LLC
10.250%, due 02/15/18	475,000	500,412

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Steel producers/products— (concluded)
Steel Dynamics, Inc.
5.250%, due 04/15/23	450,000	462,375
		3,221,350
Support-services — 7.54%
Abengoa Finance SAU
7.750%, due 02/01/20[2]	350,000	379,750
Algeco Scotsman Global Finance PLC
10.750%, due 10/15/19[2]	925,000	1,017,500
Aramark Corp.
5.750%, due 03/15/20[2]	425,000	448,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	275,000	277,750
BlueLine Rental Finance Corp.
7.000%, due 02/01/19[2]	200,000	211,250
FTI Consulting, Inc.
6.750%, due 10/01/20	175,000	190,312
Interactive Data Corp.
10.250%, due 08/01/18	360,000	389,475
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[2]	700,000	759,500
ServiceMaster Co.
7.000%, due 08/15/20	350,000	363,125
8.000%, due 02/15/20	750,000	800,625
SquareTwo Financial Corp.
11.625%, due 04/01/17	2,625,000	2,664,375
The ADT Corp.
6.250%, due 10/15/21[2]	600,000	631,500
The Geo Group, Inc.
5.125%, due 04/01/23	225,000	217,125
The Hertz Corp.
5.875%, due 10/15/20	200,000	212,000
TMS International Corp.
7.625%, due 10/15/21[2]	925,000	999,000
United Rentals North America, Inc.
5.750%, due 07/15/18	200,000	214,500
6.125%, due 06/15/23	150,000	159,000
8.250%, due 02/01/21	100,000	112,875
West Corp.
7.875%, due 01/15/19	750,000	806,250
		10,854,287
Telecom-integrated/services — 6.97%
CenturyLink, Inc.
6.450%, due 06/15/21	625,000	670,312
6.750%, due 12/01/23	250,000	265,000
7.600%, due 09/15/39	150,000	141,375

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Telecom-integrated/services— (concluded)
Embarq Corp.
7.995%, due 06/01/36	125,000	133,223
Equinix, Inc.
5.375%, due 04/01/23	650,000	659,750
7.000%, due 07/15/21	500,000	556,250
Frontier Communications Corp.
8.500%, due 04/15/20	750,000	866,250
9.000%, due 08/15/31	545,000	569,525
9.250%, due 07/01/21	375,000	443,438
Intelsat Jackson Holdings SA
5.500%, due 08/01/23[2]	450,000	444,938
7.250%, due 10/15/20	1,450,000	1,576,875
Intelsat Luxembourg SA
6.750%, due 06/01/18[2]	100,000	106,500
7.750%, due 06/01/21[2]	450,000	484,313
Level 3 Communications, Inc.
11.875%, due 02/01/19	525,000	602,437
Level 3 Financing, Inc.
6.125%, due 01/15/21[2]	50,000	52,875
8.625%, due 07/15/20	475,000	533,781
Telecom Italia Capital SA
7.200%, due 07/18/36	500,000	515,000
Windstream Corp.
7.750%, due 10/01/21	1,300,000	1,404,000
		10,025,842
Telecom-wireless — 4.67%
SBA Telecommunications, Inc.
5.750%, due 07/15/20	150,000	157,875
Sprint Capital Corp.
6.875%, due 11/15/28	600,000	595,500
6.900%, due 05/01/19	300,000	330,000
8.750%, due 03/15/32	575,000	645,437
Sprint Communications, Inc.
8.375%, due 08/15/17	605,000	708,606
9.000%, due 11/15/18[2]	600,000	735,000
9.125%, due 03/01/17	235,000	277,888
Sprint Corp.
7.125%, due 06/15/24[2]	225,000	236,250
7.250%, due 09/15/21[2]	425,000	465,375
7.875%, due 09/15/23[2]	200,000	221,500
T-Mobile USA, Inc.
6.625%, due 04/01/23	450,000	483,750
Wind Acquisition Finance SA
6.500%, due 04/30/20[2]	200,000	220,500
7.250%, due 02/15/18[2]	550,000	578,875
11.750%, due 07/15/17[2]	1,000,000	1,058,750
		6,715,306
Telecommunications equipment — 0.58%
Avaya, Inc.
7.000%, due 04/01/19[2]	500,000	496,250

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (concluded)
Telecommunications equipment— (concluded)
CDW LLC/CDW Finance Corp.
8.500%, due 04/01/19	305,000	335,500
		831,750
Theaters & entertainment — 0.30%
Cinemark USA, Inc.
4.875%, due 06/01/23	450,000	436,500
Transportation excluding air/rail — 0.98%
Marquette Transportation Co./Marquette
Transportation Finance Corp.
10.875%, due 01/15/17	500,000	526,250
Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	450,000	470,250
Navios Maritime Holdings, Inc./Navios Maritime
Finance US, Inc.
7.375%, due 01/15/22[2]	400,000	415,000
		1,411,500
Total corporate bonds (cost—$186,451,840)		194,666,875
Repurchase agreement—0.20%
Repurchase agreement dated 02/28/14 with State Street Bank
and Trust Co., 0.000% due 03/03/14, collateralized by
$267,355 Federal Home Loan Mortgage Corp. obligations,
2.000% due 11/02/22, $81 US Treasury Bill, zero coupon due
11/13/14 and $53,745 US Treasury Notes, 1.000% to 1.375%
due 05/31/18 to 07/31/18; (value—$301,922);
proceeds: $296,000
(cost — $296,000)	296,000	296,000
Total investments
(cost — $186,747,840) — 135.46%		194,962,875
Liabilities in excess of other assets — (35.46)%		(51,039,371)
Net assets — 100.00%		143,923,504

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,863,129
Gross unrealized depreciation	(648,094)
Net unrealized appreciation	$8,215,035

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the Fund's investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	194,666,875	—	194,666,875
Repurchase agreement	—	296,000	—	296,000
Total	—	194,962,875	—	194,962,875

At February 28, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund's investments that were valued using unobservable inputs (Level 3) for the nine months ended February 28, 2014.

Corporate bond ($)
Beginning balance	9,687
Purchases	–
Sales	(13,567)
Accrued discounts/(premiums)	–
Total realized gain/(loss)	13,567
Net change in unrealized appreciation/depreciation	(9,687)
Transfers into Level 3	–
Transfers out of Level 3	–
Ending balance	–

As of February 28, 2014 the Fund did not hold any Level 3 investments.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar securities or investments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	79.7
Luxembourg	5.8
Canada	2.7
United Kingdom	2.6
France	1.7
Ireland	1.6
Netherlands	1.2
Switzerland	0.9
Croatia	0.5
Mexico	0.5
Marshall Islands	0.5
Germany	0.4
Cayman Islands	0.4
Liberia	0.3
Singapore	0.3
Australia	0.3
Italy	0.2
Greece	0.2
Spain	0.2
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2013.

Portfolio footnotes:
1	Entire or partial amount pledged as collateral for bank loan.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 53.49% of net assets as of February 28, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Payment-in-kind security for which part of the income earned may be paid as additional principal.

4	Perpetual bond security. The maturity date reflects next call date.

5	Variable or floating rate security. The interest rate shown is the current rate as of February 28, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

6	Step bond that converts to the noted fixed rate at a designated future date.

Portfolio acronyms:
MTN        Medium Term Note

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver President

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2014